REVENUE AND DEFERRED REVENUE (Details Narrative)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Customer One [Member]
IfrsStatementLineItems [Line Items]
Revenue percentage	91.00%	87.00%